    As filed with the Securities and Exchange Commission on December 12, 2003

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
                  Pre-Effective Amendment No.    ____                      [   ]
                  Post-Effective Amendment No.    47                       [ X ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]
                  Amendment No.                   48

                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

           Approximate Date of Proposed Public Offering March 1, 2004

It is proposed that this filing will become effective (check appropriate box)

         [   ]    immediately upon filing pursuant to paragraph (b)

         [   ]    on (date) pursuant to paragraph (b)

         [   ]    60 days after filing pursuant to paragraph (a)(1)

         [   ]    on (date) pursuant to paragraph (a)(1)

         [   ]    75 days after filing pursuant to paragraph (a)(2)

         [ X ]    on March 1, 2004 pursuant to paragraph (a)(2) of Rule 485.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the Institutional Class of the American AAdvantage Mid-Cap Value Fund and American AAdvantage Inflation Protected Securities Fund

         Statement of Additional Information for the Institutional Class of the American AAdvantage Mid-Cap Value Fund and American AAdvantage Inflation Protected Securities Fund

         Part C

         Signature Page

         Exhibits

                         AMERICAN AADVANTAGE FUNDS LOGO

                               MID-CAP VALUE FUND
                       INFLATION PROTECTED SECURITIES FUND
                           - Institutional Class(R) -

PRIVACY POLICY AND PROSPECTUS

March 1, 2004

                                  EAGLE GRAPHIC

Managed by AMR Investment Services, Inc.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS.

                                 PRIVACY POLICY

The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

-        information we receive from you on applications or other forms;

-        information about your transactions with us or our service providers;
         and

-        information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS.

                         AMERICAN AADVANTAGE FUNDS LOGO

                               MID-CAP VALUE FUND
                       INFLATION PROTECTED SECURITIES FUND
                           - Institutional Class(R) -

PROSPECTUS

March 1, 2004

                                  EAGLE GRAPHIC

Managed by AMR Investment Services, Inc.

THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THESE FUNDS. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
ABOUT THE FUNDS

                          Mid-Cap Value Fund...........................................                2

                          Inflation Protected Securities Fund..........................                4

                          The Manager..................................................                5

                          The Investment Advisers......................................                6

                          Valuation of Shares..........................................                6

ABOUT YOUR INVESTMENT

                          Purchase and Redemption of Shares............................                7

                          Distributions and Taxes......................................               10

ADDITIONAL INFORMATION

                          Distribution of Fund Shares..................................               10

                          Additional Information.......................................       Back Cover

ABOUT THE FUNDS

MID-CAP VALUE FUND
INVESTMENT OBJECTIVE

Long-term capital appreciation and current income.

PRINCIPAL STRATEGIES

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Index1 at the time of investment. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index(1). As of June 30, 2003, the median market capitalization of the Russell Midcap Index was approximately $2.5 billion. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts.

AMR Investment Services, Inc. (the "Manager") currently allocates the Fund's assets, generally on an equal basis, among the following investment advisers:

         [Subadviser Name]
         [Subadviser Name]

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other securities. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

------------------

(1) The Russell Midcap(R)Index and Russell 1000(R)Index are service marks of Frank Russell and Company.

Prospectus

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

PRINCIPAL RISK FACTORS

Market Risk

Since the Fund invests most of its assets in equity securities, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in equities will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

Mid-Capitalization Companies Risk

Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Securities Selection Risk

Securities selected by an investment adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Additional Risks

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

PERFORMANCE

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees........................   x.xx%
Distribution (12b-1) Fees..............   0.00
Other Expenses........................    x.xx(1)
                                          ----
Total Annual Fund Operating Expenses...   x.xx%
                                          ====

         (1) Other Expenses are based on estimates for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR: $XXX 3 YEARS: $XXX

Prospectus

INFLATION PROTECTED SECURITIES FUND

INVESTMENT OBJECTIVE
Inflation protection and income.

PRINCIPAL STRATEGIES

Ordinarily, at least 80% of the Fund's total assets are invested in U.S. dollar denominated inflation-indexed debt securities issued by the U.S. Government, its agencies or instrumentalities, foreign governments, their agencies or instrumentalities, or U.S. and foreign corporations.

Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted in order to provide a total return exceeding inflation over the long term. Each inflation-indexed security is tied to a particular inflation index, such as the Consumer Price Index in the U.S. or a comparable measure of inflation in a foreign country. As changes occur in the inflation rate, as represented by the designated index, the value of the security's principal is adjusted by the same proportion. Interest payments are calculated by multiplying the security's fixed coupon rate determined at issuance by the adjusted principal and dividing by the number of interest payments per year.

The Manager currently allocates the Fund's assets, generally on an equal basis, among the following investment advisers:

         [Subadviser Name]
         [Subadviser Name]

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as other securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the investment adviser, may retain a security that has been downgraded below the initial investment criteria.

[Investment advisers' strategy and security selection] Under normal circumstances, the Fund's dollar-weighted average maturity is expected to be between five and twenty years.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations that are not inflation-indexed. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

PRINCIPAL RISK FACTORS

Interest Rate Risk

The Fund is subject to the risk that the market value of the securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. Although the inflation-indexed securities held by the Fund are protected against loss in principal value due to inflation, their prices will be affected by fluctuations in real interest rates. The price of a fixed income security is also affected by its maturity. Securities with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk

Securities issued directly by the U.S. Government are backed by the full faith and credit of the U.S. Government. However, securities issued by U.S. Government agencies and instrumentalities are not necessarily subject to the same guarantee. The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down.

Income Risk

Because the interest and/or principal payments on an inflation-indexed security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. To achieve a total return greater than the rate of inflation

Prospectus
over the long term, the portion of the Fund's distributions attributable to inflation adjustments must be reinvested in additional Fund shares.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result, the Fund may suffer a loss during periods of sustained deflation.

Derivatives Risk

The Fund may use derivatives, such as futures contracts, options and swaps as a hedge against interest rate fluctuations. The use of derivative instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

Securities Selection Risk

Securities selected by an investment adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Additional Risks

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

PERFORMANCE

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees........................   x.xx%
Distribution (12b-1) Fees..............   0.00
Other Expenses.........................   x.xx(1)
                                          ----
Total Annual Fund Operating Expenses...   x.xx%
                                          ====

         (1) Other Expenses are based on estimates for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR: $XXX 3 YEARS: $XXX

THE MANAGER

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2003, the Manager had approximately $xx.x billion of assets under management, including approximately $xx.x billion under active management and $xx.x billion as named fiduciary or financial adviser. Approximately $xx.x billion of the Manager's total assets under management were related to AMR Corporation.

Prospectus

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager:

         -        develops the investment program for each Fund,

         - selects and changes investment advisers (subject to requisite approvals),

         -        allocates assets among investment advisers,

         - monitors the investment advisers' investment programs and results,

         - coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,

         - oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

         - invests the portion of Fund assets that the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of each Fund. In addition, the Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Funds. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocation among the investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.

THE INVESTMENT ADVISERS

Set forth below is a brief description of the investment advisers for the Funds. Each Fund's assets are allocated by the Manager among one or more investment advisers. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Fund's Board of Trustees ("Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

[Description of each investment adviser]

All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser are considered when calculating the fees for each investment adviser. Including these assets lowers the investment advisory fees for each applicable Fund.

VALUATION OF SHARES

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair valuation would be used if market quotations were not readily available or a material event occurs after the close of the exchange that may affect the security's value. The price of a security determined through fair valuation may differ from the price quoted or published by other sources.

The NAV of Institutional Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business.

Prospectus

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES
ELIGIBILITY

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:

         - agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

         -        endowment funds and charitable foundations;

         - employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");

         -        qualified pension and profit sharing plans;

         - cash and deferred arrangements under Section 401(k) of the Code;

         -        corporations; and

         -        other investors who make an initial investment of at least
                  $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

PURCHASE POLICIES

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time (or the close of the Exchange, whichever comes first) on each day on which the Exchange is open for trading. If a purchase order is received in good order prior to a Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after a Fund's deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

OPENING AN ACCOUNT

A completed, signed application is required to open an account. You may request an application form by:

         -        calling (800) 967-9009, or

         - visiting the Fund's website at www.aafunds.com and downloading an account application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. The Funds are required by law to reject your new account application if the required identifying information is not provided.

Complete the application, sign it and

Mail to:                                     or           Fax to:
American AAdvantage Funds                                 (817) 931-8803
P.O. Box 619003 DFW Airport, TX 75261-9003

REDEMPTION POLICIES

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 658-5811. Wire proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day that the Funds are open for business. In any event, proceeds from a redemption order will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the funds have cleared, which may take up to 15 days.

Prospectus

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund.

HOW TO PURCHASE SHARES

To Make an Initial Purchase                                 To Add to an Existing Account

By Wire

If your account has been established, you may call          Call (800) 658-5811 or visit www.aafunds.com to
(800) 658-5811 or visit www.aafunds.com (select My          purchase shares by wire. Send a bank wire to State
Account) to purchase shares by wire. Send a bank wire       Street Bank and Trust Co. with these instructions:
to State Street Bank and Trust Co. with these
instructions:                                               o    ABA# 0110-0002-8; AC-9905-342-3,

o    ABA# 0110-0002-8; AC-9905-342-3,                       o    Attn: American AAdvantage Funds-Institutional
                                                                 Class,
o    Attn: American AAdvantage Funds-Institutional
     Class,                                                 o    the Fund name and Fund number, and

o    the Fund name and Fund number, and                     o    shareholder's account number and registration.

o    shareholder's account number and registration.

By Check

o    Make check payable to American AAdvantage Funds.       o    Include the shareholder's account number, Fund
                                                                 name and Fund number on the check.
o    Include the Fund name, Fund number and
     "Institutional Class" on the check.                    o    Mail the check to:

o    Mail the check to:                                          American AAdvantage Funds
                                                                 P.O. Box 219643
     American AAdvantage Funds                                   Kansas City, MO 64121-9643
     P.O. Box 219643
     Kansas City, MO 64121-9643

By Exchange

Shares of a Fund may be purchased by exchange from another American AAdvantage Fund if the shareholder has owned Institutional Class shares of the other American AAdvantage Fund for at least 15 days. Send a written request to the address above or call (800) 658-5811 to exchange shares.

Prospectus

HOW TO REDEEM SHARES

Method                                                      Additional Information

By Telephone

Call (800) 658-5811 to request a redemption.                Proceeds from redemptions placed by telephone will
                                                            generally be transmitted by wire only, as instructed on
                                                            the application form.

By Mail

Write a letter of instruction including:                    o    Other supporting documents may be required for
                                                                 estates, trusts, guardianships, custodians,
o    the Fund name and Fund number,                              corporations and welfare, pension and profit
                                                                 sharing plans. Call (800) 658-5811 for
o    shareholder account number,                                 instructions.

o    shares or dollar amount to be redeemed, and             o   Proceeds will only be mailed to the account
                                                                 address of record or transmitted by wire to a
o    authorized signature(s) of all persons required to          commercial bank account designated on the account
     sign for the account.                                       application form.

Mail to:                                                     A signature guarantee is required for redemption
                                                             orders:
American AAdvantage Funds
P.O. Box 219643                                              o    with a request to send the proceeds to an address
Kansas City, MO 64121-9643                                        or commercial bank account other than the address
                                                                  or commercial bank account designated on the
                                                                  account application, or

                                                             o    for an account requesting payment by check whose
                                                                  address has changed within the last 30 days.


By Exchange

Shares of a Fund may be redeemed in exchange for another American AAdvantage Fund-Institutional Class if the shareholder has owned Institutional Class shares of the Fund for at least 15 days. Send a written request to the address above or call (800) 658-5811 to exchange shares.

Via My Account on www.aafunds.com

If you have established bank instructions for your account, you may request a redemption by selecting My Account on www.aafunds.com. To establish bank instructions, please call (800) 658-5811.




GENERAL POLICIES

If a shareholder's account balance in any Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

         - The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

         - The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

         - Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

         - liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening,

         - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

         -        modify or terminate the exchange privilege at any time,

         - terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund during any three month period, and

         - seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Prospectus

In order to discourage short-term trading of the Funds' shares, the Funds will not accept more than one exchange in and out of any Fund within any three-month period. If the Manager determines that a shareholder is investing in a Fund to profit from day-to-day fluctuations in the Fund's net asset value, also known as market timing, the Fund may reject any order or terminate the exchange privilege of that shareholder.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

DISTRIBUTIONS AND TAXES

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. The Mid Cap Value Fund pays dividends and other distributions on an annual basis. The Inflation Protected Securities Fund pays monthly dividends and distributes realized net capital gains on an annual basis.

Usually, dividends received from a Fund are taxable as ordinary income, regardless of whether dividends are reinvested. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Distributions by a Fund of realized net short-term capital gains are similarly taxed as ordinary income. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

A portion of the dividends paid by the Funds is eligible for the dividends-received deduction allowed to corporations. The eligible portion for any Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT").

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss may be treated as a short-term or long-term capital gain or loss, depending on how long the sold or exchanged shares were held.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

ADDITIONAL INFORMATION

DISTRIBUTION OF FUND SHARES

The Funds do not incur any direct distribution expenses. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Prospectus

ADDITIONAL INFORMATION

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling (800) 658-5811.

ANNUAL REPORT/SEMI-ANNUAL REPORT

The Funds' Annual Report and Semi-Annual Report list the Funds' actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report, and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

 [TELEPHONE SYMBOL]         [MAIL SYMBOL]                     [E-MAIL SYMBOL]                        [INTERNET SYMBOL]
    By Telephone:              By Mail:                          By E-mail:                          On the Internet:
Call (800) 658-5811    American AAdvantage Funds      american_aadvantage.funds@aa.com      Visit our website at www.aafunds.com
                            P.O. Box 619003                                                 Visit the SEC website at www.sec.gov
                      DFW Airport, TX 75261-9003

The SAI and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Fund may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

CUSTODIAN                     TRANSFER AGENT                    INDEPENDENT AUDITORS    DISTRIBUTOR
State Street Bank and Trust   Boston Financial Data Services    Ernst & Young LLP       SWS Financial Services
Boston, Massachusetts         Kansas City, Missouri             Dallas, Texas           Dallas, Texas

                         AMERICAN AADVANTAGE FUNDS LOGO
                            SEC File Number 811-4984

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Mid-Cap Value Fund and American AAdvantage Inflation Protected Securities Fund are service marks of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION

                          AMERICAN AADVANTAGE FUNDS(R)
                    AMERICAN AADVANTAGE MID-CAP VALUE FUND(SM)
            AMERICAN AADVANTAGE INFLATION PROTECTED SECURITIES FUND(SM)

                            -- INSTITUTIONAL CLASS --

                                  MARCH 1, 2004

         The American AAdvantage Mid-Cap Value Fund (the "Mid-Cap Value Fund") and the American AAdvantage Inflation Protected Securities Fund (the "Inflation Protected Fund") (each a "Fund" and collectively, the "Funds") are separate investment portfolios of the American AAdvantage Funds (the "Trust"), a no-load, open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. This Statement of Additional Information ("SAI") relates to the Institutional Class of each Fund, which is the sole class of shares offered by each Fund.

         This SAI should be read in conjunction with an Institutional Class prospectus, dated March 1, 2004, (the "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks..........................................................................     1

Investment Restrictions................................................................................................     3

Temporary Defensive Position...........................................................................................     4

Trustees and Officers of the Trust.....................................................................................     4

Code of Ethics.........................................................................................................     7

Proxy Voting Policies..................................................................................................     7

Control Persons and 5% Shareholders....................................................................................     7

Investment Advisory Agreements.........................................................................................     7

Management and Administrative Services Fees............................................................................     8

Other Service Providers................................................................................................     8

Portfolio Securities Transactions......................................................................................     8

Redemptions in Kind....................................................................................................     9

Tax Information........................................................................................................     9

Yield and Total Return Quotations......................................................................................    12

Description of the Trust...............................................................................................    13

Other Information......................................................................................................    13

Appendix A - Proxy Voting Policy and Procedures........................................................................   A-1

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         Each Fund may (except where indicated otherwise):

         1. Invest up to 20% of total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and

         Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security, such as Standard & Poor's Ratings Services ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's debt allocations. A Fund, at the discretion of the applicable investment adviser, may retain a debt security that has been downgraded below the initial investment criteria.

         2. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         3. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") and the rules promulgated thereunder or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         4. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         5. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

         6. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). A Fund will not invest more than 15% of its respective net assets in Section 4(2) securities and illiquid securities unless the investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

         Each Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

                  Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Fund, and may be changed with respect to a Fund only by the majority vote of that Fund's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, as amended, and as used herein means, with respect to a Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or
(b) more than 50% of the shares of the Fund.

The Funds may not:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to options, forward foreign currency exchange contracts, foreign currency futures contracts, and swap agreements when consistent with the other policies and limitations described in the Prospectus. In addition, a Fund may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable.

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that a Fund may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

         6. Issue senior securities, except that a Fund may engage in when-issued and forward commitment securities transactions and transactions in options, forward foreign currency exchange contracts and foreign currency futures contracts.

         7. Borrow money, except as permitted by law. The aggregate amount of borrowing for a Fund shall not exceed 10% of the value of that Fund's assets at the time of borrowing. Although not a fundamental policy, the Funds intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S.

         Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and
         (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions apply to each Fund and may be changed with respect to a Fund by a vote of a majority of the Board. Each Fund may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin or effect short sales, except that a Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

         Each Fund may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law; however, pursuant to exemptive relief granted by the SEC, a Fund may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio, Municipal Money Market Portfolio, and U.S. Government Money Market Portfolio of the AMR Investment Services Trust ("AMR Trust"). A Fund may incur duplicate advisory or management fees when investing in another mutual fund.

                          TEMPORARY DEFENSIVE POSITION

         While assuming a temporary defensive position, a Fund may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and banker's acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                       TRUSTEES AND OFFICERS OF THE TRUST

         The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH THE TRUST       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------             --------------       ---------------------------------------------------------------------
INTERESTED TRUSTEES
                                       Term
                                Lifetime of Trust
                                 until removal,
                                 resignation or
                                   retirement*

William F. Quinn** (56)         Trustee since 1987   President, AMR Investment Services, Inc. (1986-Present); Chairman
                                   and President     (1989-2003) and Director (2003-Present), American Airlines Federal Credit
                                    since 1986       Union; Director, Crescent Real Estate Equities, Inc. (1994-Present);
                                                     Director, MW Pritchard, Hubble & Herr, LLC (2001-Present); Member,
                                                     Southern Methodist University Cox School of Business Advisory Board
                                                     (1999-Present); Director, Southern Methodist University Endowment Fund
                                                     Investment Committee (1996-Present); Member, New York Stock Exchange
                                                     Pension Manager Committee (1997-1998, 2000-Present); Trustee, American
                                                     AAdvantage Mileage Funds (1995-Present); Trustee, American AAdvantage
                                                     Select Funds (1999-Present).

                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH THE TRUST       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------             --------------       ---------------------------------------------------------------------
INTERESTED TRUSTEES (CONTINUED)
Alan D. Feld** (67)             Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present);
                                                     Director, Clear Channel Communications (1984-Present); Trustee,
                                                     CenterPoint Properties (1994-Present); Trustee, American AAdvantage
                                                     Mileage Funds (1996-Present); Trustee, American AAdvantage Select Funds
                                                     (1999-Present).

NON-INTERESTED TRUSTEES

                                       Term
                                Lifetime of Trust
                                  until removal,
                                  resignation or
                                   retirement*

Stephen D. O'Sullivan (68)      Trustee since 1987   Consultant (1994-Present); Trustee, American AAdvantage Mileage Funds
                                                     (1995-Present); Trustee, American AAdvantage Select Funds (1999-Present).

R. Gerald Turner (58)           Trustee since 2001   President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                             ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                             (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                  (2001-Present); Member, United Way of Dallas Board of Directors; Member,
                                                     Salvation Army of Dallas Board of Directors; Member, Methodist Hospital
                                                     Advisory Board; Member, Knight Commission on Intercollegiate Athletics;
                                                     Member, National Association of Independent Colleges and Universities
                                                     Board of Directors; Trustee, American AAdvantage Mileage Funds
                                                     (2001-Present); Trustee, American AAdvantage Select Funds (2001-Present).

Kneeland Youngblood (48)        Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                   (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740                                           Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Dallas, Texas 75201                                  Relations (1995-Present); Director, Just For the Kids (1995-Present);
                                                     Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement
                                                     System of Texas (1993-1999); Director, United States Enrichment
                                                     Corporation (1993-1998), Director, Starwood Financial Trust (1998-2001);
                                                     Trustee, American AAdvantage Mileage Funds (1996-Present); Trustee,
                                                     American AAdvantage Select Funds (1999-Present).
OFFICERS

                                       Term
                                     One Year
Nancy A. Eckl (41)                 VP since 1990     Vice President, Trust Investments, AMR Investment Services, Inc.
                                                     (1990-Present).

Michael W. Fields (50)             VP since 1989     Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                     (1988-Present).

Barry Y. Greenberg (40)          VP and Assistant    Vice  President, Legal and Compliance, AMR Investment Services, Inc.
                                  Secretary since    (1995-Present).
                                       1995

Rebecca L. Harris (37)            Treasurer since    Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                       1995

John B. Roberson (45)              VP since 1989     Vice President, Director of Sales, AMR Investment Services, Inc.
                                                     (1991-Present).

Robert J. Zutz (51)               Secretary since    Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW             1998
2nd Floor
Washington, D.C. 20036

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the Trust's investment advisers.

         The Trust has an Audit Committee, consisting of Messrs. Feld, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of the Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon the Funds of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met _____ during the fiscal years ended October 31, and December 31, 2003.

         The Trust also has a Nominating Committee that is comprised of the non-interested Trustees (and Mr. Feld). The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board. The Nominating Committee met ____ during the fiscal years ended October 31, and December 31, 2003.

         Since the Funds were not yet operational, no Trustees owned shares of the Funds as of the calendar year ended December 31, 2003. The following table shows the dollar range of each Trustee's ownership in the Trust as a whole as of the calendar year ended December 31, 2003.

                                              INTERESTED                           NON-INTERESTED
                                       QUINN             FELD         O'SULLIVAN       TURNER        YOUNGBLOOD
                                       -----           ----------     ----------       ------        ----------
TRUST ON AN AGGREGATE BASIS        Over $100,000     Over $100,000       None      $10,001-$50,000   $1-$10,000

         During the two most recently completed calendar years, Akin, Gump provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that, during this period, he had no material involvement in the services provided by Akin, Gump to American Airlines, Inc., that he received no material benefit in connection with these services, and that Akin, Gump did not provide legal services to the Manager or AMR Corporation during this period.

         As compensation for their service to the Trust, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and the AMR Trust (collectively, the "Trusts"), the non-interested Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. From March 1, 2000 through February 28, 2002, Mr. O'Sullivan received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. As of March 1, 2002, Mr. O'Sullivan receives an annual retainer of $45,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2003. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                   Aggregate            Pension or Retirement         Total Compensation
                                Compensation From    Benefits Accrued as Part of        From the Trusts
Name of Trustee                    the Trust             the Trust's Expenses             (27 funds)
---------------                 -----------------    ---------------------------      ------------------
                                              INTERESTED TRUSTEES

William F. Quinn                       $  0                         0                          $   0
Alan D. Feld                           $                           $0                          $

                                            NON-INTERESTED TRUSTEES
Ben Fortson*                           $                           $0                          $
Dee J. Kelly, Jr.**                    $                           $0                          $
Steve O' Sullivan                      $                           $0                          $
R. Gerald Turner                       $                           $0                          $
Kneeland Youngblood                    $xxx                        $0                          $xxx

         * Mr. Fortson retired from the Trust effective February 28, 2002. He now serves as Trustee Emeritus.

         ** Mr. Kelly resigned from the Trusts effective February 21, 2003.

         The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund.

         During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

[Details of Board consideration of supplement to Management Agreement to add the Funds and approval of Investment Advisory Agreements with Funds' subadvisers]

                                 CODE OF ETHICS

         The Manager, the Trust, and the investment advisers have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                              PROXY VOTING POLICIES

         From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager and investment advisers vote such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds' shareholders and the Manager, investment advisers or their affiliates. Please see Appendix A for a copy of the Policy. After August 31, 2004, the Funds' proxy voting record for the year ended June 30, 2004 will be available upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

         The Manager may be deemed to control the Funds by virtue of its ownership of 100% of the outstanding shares of each Fund as of March 1, 2004.

                         INVESTMENT ADVISORY AGREEMENTS

         The Funds' investment advisers are listed below with information regarding their controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment adviser has "the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company." Persons and entities affiliated with each investment adviser are considered affiliates for the portion of Fund assets managed by that investment adviser.

                                                                            Nature of Controlling
Adviser                Controlling Person/Entity     Basis of Control      Person/Entity's Business
-------                -------------------------     ----------------      ------------------------

         The Manager has agreed to pay an annualized advisory fee to the investment advisers of the Mid-Cap Value Fund according to the following schedule:

                  x.xx% on the first $xx million in assets under management,

                  x.xx% on the next $xx million in assets under management, and

                  x.xx% on assets under management over $xx million

         The Manager has agreed to pay an annualized advisory fee to the investment advisers of the Inflation Protected Fund according to the following schedule:

                  x.xx% on the first $xx million in assets under management,

                  x.xx% on the next $xx million in assets under management, and

                  x.xx% on assets under management over $xx million

         Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of a Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

         SWS Financial Services, Inc. ("SWS"), located at 1201 Elm Street, Dallas, Texas 75270, is the distributor and principal underwriter of the Funds' shares, and, as such, receives an annualized fee of $50,000 from the Manager for distributing the shares of the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

                   MANAGEMENT AND ADMINISTRATIVE SERVICES FEES

         The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

                  -        complying with reporting requirements;

                  -        corresponding with shareholders;

                  - maintaining internal bookkeeping, accounting and auditing services and records; and

                  - supervising the provision of services to the Trusts by third parties.

         In addition to its oversight of the investment advisers, the Manager invests the portion of Fund assets that the investment advisers determine to be allocated to high quality short-term debt obligations.

         The Funds are responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Funds' tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.

         In addition to the management fee, the Manager is paid an administrative services fee equal to 0.25% of each Fund's average daily net assets for providing administrative and management services (other than investment advisory services) to the Funds.

                             OTHER SERVICE PROVIDERS

         State Street Bank and Trust Company ("State Street"), located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Funds. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain series of the Trust in various futures contracts. The independent auditor for the Funds is Ernst & Young LLP, Dallas, Texas.

                        PORTFOLIO SECURITIES TRANSACTIONS

         Each investment adviser will place its own orders to execute securities transactions that are designed to implement the applicable Fund's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, an investment adviser of a Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases a Fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

         The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Funds may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

         The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If an investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. Neither the Manager nor any of the investment advisers receive any benefits from the commission recapture program. An investment adviser's participation in the brokerage commission recapture program is optional. Each investment adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the investment adviser's obligation to seek the best execution available.

         In selecting brokers or dealers to execute particular transactions, the Manager and the investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the Funds, to the Manager, and/or to the investment advisers (or their affiliates), provided, however, that the Manager or the investment advisers determine that it has received the best net price and execution available. The Manager and the investment advisers are also authorized to cause a Fund to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager, or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the investment advisers exercise investment discretion. The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, the Manager or the investment advisers (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

                               REDEMPTIONS IN KIND

         Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

         To continue to qualify for treatment as a regulated investment company under the Tax Code ("RIC"), each Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

         - Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or certain other income, including gains from options, futures or forward contracts ("Income Requirement");

         - Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

         - Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement").

         If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions -- including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

TAXATION OF CERTAIN INVESTMENTS

         A Fund may acquire zero coupon or other securities issued with original issue discount. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from a Fund's cash assets, if any, or the proceeds of sales of portfolio securities, if necessary. A Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

         If a Fund acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received by the Fund on the stock or of any gain realized by the Fund from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. A Fund may avoid this tax and interest if it elects to treat the PFIC as a "qualified electing fund;" however, the requirements for that election are difficult to satisfy. The Funds currently do not intend to acquire securities that are considered PFICs.

         Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses a Fund realizes in connection therewith.

         A Fund may invest in certain futures and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) - and certain foreign currency options and forward contracts with respect to which it makes a particular election - that will be "section 1256 contracts." Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain such Fund recognizes, without in either case increasing the cash available to it.

         Offsetting positions a Fund enters into or holds in any actively traded option, futures or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

         When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

         If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

         The Inflation Protected Fund invests in inflation-protected securities (also known as inflation-indexed securities), which are taxed in a similar manner to standard fixed income securities in that interest income and income from principal adjustments are treated as ordinary income for federal tax purposes. In addition, net positive adjustments to principal value as a result of an increase in the inflation index are taxable as ordinary income in the year received by the Fund, rather than at maturity when the principal is repaid. Net negative adjustments to principal value as a result of a decrease in the inflation index can be deducted from the Fund's reportable income. The Fund intends to distribute dividends to shareholders on a monthly basis that include both interest income and income representing principal adjustments. On an annual basis, the Fund intends to distribute capital gains to shareholders that include net positive inflation adjustments as short-term capital gains. Net negative principal adjustments at the end of a year may result in all or a portion of dividends distributed earlier in the year to be treated as a return of capital.

TAXATION OF THE FUNDS' SHAREHOLDERS

         A dividend or other distribution a Fund declared in the last quarter of any calendar year that is payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, that distribution will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution (other than an exempt-interest dividend), they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

         The advertised yields for the Inflation Protected Fund are computed by dividing the net investment income per share earned during a 30-day (or one month) period less the aggregate fees that are charged to all shareholder accounts of the class in proportion to the 30-day (or one month) period and the weighted average size of an account in the Inflation Protected Fund by the maximum offering price per share of the class on the last day of the period, according to the following formula:

                                    A-B
                         YIELD = 2{(--- +1)(6)- 1}
                                    CD

where, with respect to the Fund, "a" is the dividends and interest earned during the period; "b" is the sum of the expenses accrued for the period (net of reimbursement, if any) and the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account in the class; "c" is the average daily number of class shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per class share on the last day of the period.

         The Inflation Protected Fund also may advertise a monthly distribution rate. The distribution rate gives the return of the Fund based solely on the dividend payout if someone was entitled to the dividends for an entire month. A monthly distribution rate is calculated according to the following formula:

                     MONTHLY DISTRIBUTION RATE = A/P*(365/N)

where, with respect to the Fund, "A" is the dividend accrual per share during the month, "P" is the share price at the end of the month and "N" is the number of days in the month. The "monthly distribution rate" is a non-standardized performance calculation and, when used in an advertisement, will be accompanied by the appropriate standardized SEC calculations.

         The advertised total return for each Fund is calculated by equating an initial amount invested in the Fund to the ending redeemable value, according to the following formula:

                                P(1 + T)(n)= ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

         The advertised after-tax returns for each Fund are calculated by equating an initial amount invested in the Fund to the ending value, according to the following formulas:

                AFTER TAXES ON DISTRIBUTIONS: P(1 + T)(n)= ATV(D)
        AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION: P(1 + T)(n)= ATV(DR)

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class (after taxes on distributions or after taxes on distributions and redemption, as applicable); "n" is the number of years involved; "ATVD" is the ending value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered after taxes on fund distributions but not after taxes on redemption; and "ATVDR" is the ending value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered after taxes on fund distributions and redemption.

         Each Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in each Fund for the specific period. Such total returns reflect changes in share prices of a Fund and assume reinvestment of dividends and distributions.

         Each Fund may give total returns from inception using the date when the current investment advisers began active management as the inception date. However, returns using the actual inception date of the Fund also will be provided.

         In reports or other communications to shareholders or in advertising material, each Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services that monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" or the "Wall Street Journal." Each Fund may also compare its performance with various indices prepared by BARRA, Frank Russell, Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The comparison may be accompanied by a discussion of the tenets of value investing versus growth investing.

         Each Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of a Fund's returns about their central tendency or mean. In theory, a Fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

         Advertisements for the Funds may mention that the Funds offers a variety of investment options. They may also compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds may also appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers. The Funds may also publish advertisements or shareholder communications that discuss the principles of diversification and asset allocation. The Funds may also discuss the benefits of diversification across investment managers, which include reduced portfolio volatility, lower overall risk, and access to multiple leading managers within one Fund. The Funds may suggest specific asset allocation models based on an investor's risk tolerance and time horizon.

         From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the American AAdvantage Funds may be found in newspapers under the heading "Amer AAdvant."

                            DESCRIPTION OF THE TRUST

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

         The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The following individuals are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees.

         The Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each investment adviser is carefully chosen by the Manager through a rigorous screening process.

                                OTHER INFORMATION

         American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs)-ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

         Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Funds are permitted to invest in asset-backed securities, subject to each Fund's rating and quality requirements.

         Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Borrowing Risks-The Funds may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund's NAV and in its total return. Interest expense and other fees associated with borrowing may reduce a Fund's return.

         Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Convertible Securities-Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

         Cover-Transactions using forward contracts, futures contracts, options on futures contracts and options on indices ("Financial Instruments"), other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Debentures-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

         Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Fund maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Foreign Debt Securities-The Inflation Protected Fund may invest in U.S. dollar denominated foreign fixed income securities including: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations and other fixed income securities of foreign corporate issuers; and (c) U.S. corporate issuers (Eurodollar denominated). Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. See "Eurodollar and Yankeedollar Obligations" for a further discussion of these risks.

         Forward Foreign Currency Exchange Contracts-A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against movements in future foreign exchange rates. The Inflation Protected Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

         Forward contracts may serve as long hedges -- for example, the Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward contracts may also serve as short hedges -- for example, the Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. An investment adviser may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the investment adviser believes will bear a positive correlation to the value of the currency being hedged.

         The cost to the Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

         Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts.

         The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, a Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

         To the extent that a Fund enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts.

         Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high-grade liquid debt securities.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the investment adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although an investment adviser believes that use of such contracts will benefit a particular Fund, if that investment adviser's investment judgment about the general direction of, for example, an index is incorrect, the Fund's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

         Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Index Futures Contracts and Options on Index Futures Contracts-The Funds may invest in index futures contracts, options on index futures contracts and options on securities indices.

                  Index Futures Contracts-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

                  At the same time a futures contract on an index is purchased or sold, a Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

                  Options on Index Futures Contracts-The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

                  The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option a Fund has written is exercised, that Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, a Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

                  The amount of risk a Fund assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                  Stock index futures may be used on a continual basis to equitize cash so that a Fund may maintain maximum equity exposure. Each Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

                  Futures Contracts on Stock Indices-The Funds may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by a Fund or adversely affect the prices of securities which are intended to be purchased at a later date for a Fund.

                  In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for a Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

                  Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

                  Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Funds. A Fund may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of the Fund's total assets.

                  Options on Securities Indices-The Funds may write (sell) covered call and put options to a limited extent on an index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Funds may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Funds.

                  By writing a covered call option, a Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a covered put option, a Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

                  A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

                  When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

                  Each Fund has adopted certain other non-fundamental policies concerning index option transactions that are discussed above. The Funds' activities in index options also may be restricted by the requirements of the Tax Code, for qualification as a RIC.

                  The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                  Because options on securities indices require settlement in cash, the investment adviser may be forced to liquidate portfolio securities to meet settlement obligations.

                  Options on Stock Indices-A Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

                  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

         Inflation Indexed Securities-Inflation-indexed securities, also known as inflation-protected securities, are fixed income instruments structured such that their interest and principal payments are adjusted to keep up with inflation.

         In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments. The U.S. Treasury guarantees to repay at least the original principal value at maturity for inflation-indexed securities issued directly by the U.S. Government. However, inflation-indexed securities of other issuers may or may not have the same principal guarantee and may repay an amount less than the original principal value at maturity.

         Inflation-indexed securities are more sensitive to fluctuations in real interest rates than standard fixed income securities. Therefore, market expectations for real interest rates may have a negative effect on the Inflation Protected Fund's share price. There can be no assurance that the designated inflation index for an inflation-indexed security will accurately reflect the real inflation rate.

         Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

         Securities loans will be made in accordance with the following conditions: (1) a Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) a Fund must be able to terminate the loan after notice, at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities;
(5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board.

         Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Options-The Inflation Protected Fund may purchase and sell put options and call options on securities and foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq National Market System. The Fund will only write (sell) covered call and put options. For a further description, see "Cover."

         An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

         By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security or currency below the exercise price.

         The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

         When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         Preferred Stock-A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         Ratings of Long-Term Obligations-The Funds utilize ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations. Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The Rating Organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a high yield bond.

         The four highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations that are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations that are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

         Moody's ratings of Ba, B, Caa, Ca and C are considered below investment grade. A rating of Ba by Moody's denotes obligations judged to have speculative elements. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Obligations rated B by Moody's generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's assigns a rating of Caa to those obligations considered of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. A rating of Ca signifies obligations considered by Moody's to be speculative to a high degree. Such issues are often in default or have other marked shortcomings. Obligations rated C by Moody's are considered in the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Standard & Poor's ratings of BB, B, CCC, CC, C and D are considered below investment grade. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Fitch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the lowest expectation of credit risk. An AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB currently have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Fitch's ratings of BB or lower are considered below investment grade. A rating of BB indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Ratings of CCC, CC, or C indicate a real possibility for default. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. A C rating signals imminent default. Ratings of DDD, DD, or D indicate obligations in default. Obligations rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process and are estimated to recover around 90-100% of outstanding amounts and accrued interest. Obligations rated DD are generally undergoing a formal reorganization or liquidation process and have the potential for recovery in the range of 50-90%. Obligations rated D are generally undergoing a formal reorganization or liquidation process but have recovery potential below 50%.

         The four highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events. Obligations rated A are of satisfactory credit quality and are considered more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies. Obligations rated BBB are of adequate credit quality. They are more susceptible to adverse changes in economic and financial conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

         DBRS' ratings of BB or lower are considered speculative. A rating of BB indicates that the degree of protection afforded principal and interest is uncertain, particularly during periods of economic recession. A B rating signifies a reasonable high level of uncertainty that exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity. Obligations rated CCC, CC and C are considered very highly speculative and are in danger of default of interest and principal. In practice, there is little difference between the C to CCC categories, with CC and C normally used to lower ranking debt of companies where the senior debt is rated in the CCC to B range. A rating of D indicates obligations in default of either interest or principal.

         Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

         Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1 (high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

         Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

         The Funds may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager or the investment adviser presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board. A Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Fund may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price.

         Reverse Repurchase Agreements-The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Rights and Warrants-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's common stock at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

         Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

         The Board and the applicable investment adviser will carefully monitor a Fund's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Fund's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

         Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. If the Fund invests in STRIPs, it will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

         Swap Agreements-The Inflation Protected Fund may invest in interest rate swap agreements to increase or decrease its exposure to interest rate changes. Considered a derivative, a swap agreement is an arrangement whereby two parties agree to exchange payments based on changes in the value of a specified index, rate or other instrument. In an interest rate swap, one party agrees to exchange with another party its commitment to pay or receive interest. For example, a party may exchange floating rate interest payments for fixed rate interest payments with respect to a designated principal amount.

         Typically, the payment dates for both parties are the same, so the agreement will usually call for the two payments to be netted against each other, and the net amount only is paid to the party entitled to the higher amount. Therefore, the Fund's rights/obligations with regard to such swap agreements will be limited to the net amount to be received/paid under the terms of the agreement.

         The Inflation Protected Fund may also enter caps, floors and collars, which are particular variations on swap agreements. The purchaser of an interest rate cap agrees to pay a premium to the seller in return for the seller paying interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate exceeds a predetermined level. Conversely, the seller of an interest rate floor agrees to pay interest on a specified principal amount to the purchaser based on the extent to which a specified interest rate falls below a predetermined level. A collar combines a cap and a floor, establishing a predetermined range of interest rates within which each party agrees to make payments.

         The use of swap agreements requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. If an investment adviser to the Fund incorrectly forecasts interest rate changes, interest rate swaps based upon those expectations may result in losses for the Fund. The counterparty to a swap agreement may default on its obligations to the Fund. To mitigate this risk, the Fund will only enter swap agreements with counterparties considered by the Manager or applicable investment adviser to be at minimum risk of default. In addition, swaps may be considered illiquid investments; see "Illiquid Securities" for a description of liquidity risk. The swaps market is relatively new and unregulated. The introduction of new regulation or other developments may affect the Fund's ability to receive payments or complete its obligations under existing swap agreements.

         U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

         U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

         Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

         Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

         Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

         (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by the Funds to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by the Funds to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate obligation that is subject to a demand feature will be deemed by the Funds to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate obligation that is subject to a demand feature will be deemed by the Funds to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, an obligation is "subject to a demand feature" when a Fund is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Fund until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

                                                                      APPENDIX A

                          AMR INVESTMENT SERVICES TRUST
                            AMERICAN AADVANTAGE FUNDS
                        AMERICAN AADVANTAGE MILEAGE FUNDS
                        AMERICAN AADVANTAGE SELECT FUNDS
                       PROXY VOTING POLICY AND PROCEDURES

                          LAST AMENDED AUGUST 18, 2003

PREFACE

         Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the AMR Investment Services Trust and shareholders of the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.

         The Funds are managed by AMR Investment Services, Inc. (the "Manager"). The Funds' Boards of Trustees have authorized the Manager to direct the Funds' custodian (the "Custodian") as to the voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved of by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.

         For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.

DOMESTIC FUNDS - PROCEDURES

         1. VOTING - The Funds follow a two-tiered approach to determine how to vote proxies. First, the Manager recognizes that a company's management has the responsibility for day-to-day operations and is usually in the best position to make recommendations regarding proxy proposals. Thus, the Custodian has been instructed by the Manager to vote with management's recommendations, unless it is notified to vote otherwise by the Manager in writing.

         Second, each Subadviser is responsible for evaluating proxy proposals related to securities held in the Domestic Fund(s) under their supervision and for determining whether the proxy should be voted with or against management's recommendation. A Subadviser shall rely on its own proxy voting policy for such evaluation determinations. If a Subadviser concludes that it will recommend voting against management's recommendation, the Subadviser will communicate its conclusion to the Manager in detail along with its proposed voting position.

         The assets of each Domestic Fund are allocated across multiple Subadvisers, and one Subadviser may reach a different conclusion with respect to the same proxy proposal for a security. As a result, the Manager has implemented the foregoing arrangement with the goal of voting all shares subject to the same proxy held by the Fund in the same direction (i.e. either for or against).

                                                                      APPENDIX A

         Once the matter has been brought to the attention of the Manager, the Manager will conduct its analysis of the proxy proposal, which will include: (1) discussing the issue with any other Subadvisers holding the same security to determine their recommended voting position; (2) determining whether the Subadviser's recommendation could have been influenced by a potential conflict of interest; and (3) in some cases, consulting with a proxy voting service retained to assist in the objective review of proxy proposals. As part of its analysis, the Manager will follow the guidelines set forth in Domestic Funds - Policies below.

         Issues requiring analysis on a case-by-case basis will be voted according to the Subadviser's recommendation when the Funds owns less than 1% of the company's outstanding shares AND less than $3 million of the company's market capitalization.

         2. CONFLICTS OF INTEREST - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If a Subadviser recommends voting against management's recommendation for a particular proposal, the Manager will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.

              a. PROXIES FOR AFFILIATED FUNDS - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will vote in accordance with the Board of Trustees' recommendations in the proxy statement.

              b. BUSINESS / PERSONAL CONNECTIONS OF THE MANAGER - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.

              The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.

              c. BUSINESS / PERSONAL CONNECTIONS OF THE SUBADVISERS - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.

                                                                      APPENDIX A

DOMESTIC FUNDS - POLICIES

         1. ROUTINE PROPOSALS - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation or organization. Traditionally, these include:

              A.  Location of annual meeting

              B.  Employee stock purchase plan C. Appointment of auditors

              D.  Corporate strategy

              E.  Director compensation

              F.  Director indemnification and liability protection

              G.  Reincorporation

              H.  Change of Corporate Form

         The Funds' policy is to SUPPORT management on these types of routine proposals but care must be exercised that each vote is weighed on its own merits. All situations will be viewed individually and independently with the focus on the financial interest of shareholders.

         2. SOCIAL, POLITICAL AND ENVIRONMENTAL PROPOSALS - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to SUPPORT management. Financial interest of the Funds' shareholders will be the only consideration for investment decisions.

         3. SHAREHOLDER EQUALITY PROPOSALS - Issues that discriminate against other shareholders with the intention of reducing the value of the shareholders' stake will NOT BE SUPPORTED. Non-discriminatory proposals include:

              A. ANTI-GREENMAIL - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.

              B. FAIR PRICE PROVISIONS - Provisions that guarantee an equal price to all shareholders will be supported.

         4. NON-ROUTINE PROPOSALS - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interests of Funds' shareholders.

         Various factors will contribute in the decision-making process assessing the financial interests of the Funds' shareholders. However, consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the majority of the board is independent, support should be for the board's recommendations. In addition, for proxies issued by registered investment companies ("RICs"), reference will be made to the Investment Company Institute's Report of the Advisory Group on Best Practices for Fund Directors ("ICI Best Practices") and any relevant SEC staff interpretations for guidance. However, all situations will be reviewed on a case-by-case basis.

         Management's record, strategy and tenure will contribute to the decision-making process. The tendency will be to side with management if, in the past, it has shown the ability to maximize company performance and thus, shareholder wealth, over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.

                                                                      APPENDIX A

         Finally, decisions on non-routine proposals may be based on the sponsor of the proposal, percentage of ownership in the company and/or other relevant factors. Again, all situations will be reviewed on a case-by-case basis with the focus on the financial interest of the Funds' shareholders.

         The following are some specific issues that might directly impact the financial interest of the Funds' shareholders.

              A.  BOARD OF DIRECTORS

                  a. UNCONTESTED ELECTIONS - Uncontested candidates will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT management's slate during uncontested elections, particularly if independent. The company is the best judge of who is able and available to serve, and who will work well together.

                  b. CONTESTED ELECTIONS - Contested candidates will be evaluated on a CASE-BY-CASE basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side. For RICs, the board's proportion of independent directors and how each candidate would affect this proportion if elected will be considered. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.

                  c. INDEPENDENT COMPENSATION COMMITTEE - An independent committee will best represent shareholder interests and guard against conflicts of interest in executive pay decisions. An independent committee will have no financial interest in the outcome.

                  All situations regarding independent compensation committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent compensation committees.

                  d. INDEPENDENT NOMINATING COMMITTEE - Proponents contend that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgements. Independent directors selected by CEOs, even if they have no affiliations with the company, may feel obligated to side with the CEO.

                  Opponents contend that CEOs depend on outside directors for advice and support, and therefore must be involved in the decision-making process to ensure they can work comfortably together. Additionally, questions arise over the appropriateness of independent directors deciding on the composition and structure of the board, rather than individuals associated with the company.

                  All situations regarding independent nominating committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent nominating committees.

                  e. CLASSIFIED BOARDS - A typical classified board is divided into 3 groups with one group standing for election every third year. Proponents contend that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy. Long-term company value depends on continuity and stability in governance, which classified boards provide.

                  Opponents contend that an annual election of directors increases accountability and responsiveness of directors to all the varying interests on the board and thus contributes to sound corporate governance. Secondly, shareholders would be deprived of takeover premiums. A potential acquirer, needing 2 years to gain a majority position on the board, may refrain from even attempting to win control. Therefore, this barrier to control depreciates the value of the company.

                  All situations will be viewed individually and independently but the Funds' policy is to SUPPORT classified boards. Staggered boards provide continuity, stability and experience which are crucial when evaluating company issues.

                                                                      APPENDIX A

                  f. CUMULATIVE VOTING - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. Proponents contend it would increase minority representation on the board.

                  Opponents contend that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.

                  g. INDEPENDENT BOARDS - Proponents contend independent boards will permit clear and independent decision making, benefiting shareholders' long-term interests. Board members who are independent are more likely to protect shareholders' interests unlike company executives or other insiders. As defined by the NYSE Corporate Accountability and Listing Standards Committee, an "independent director" is an individual who has had no personal or business relationship with management. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.

                  Opponents contend that directors are selected on quality and their goal must be to achieve the best overall results for the company. Additionally, inside directors have intimate knowledge of the company that will be beneficial during discussions of the company's long-term interests. A January 1991 study by institutional voting research service showed no correlation between independent boards and financial performance.

                  All situations regarding independent boards will be evaluated on a case-by-case basis. The Funds' policy is to generally SUPPORT independent boards, although this policy should not be deemed to prevent support for boards in which management holds one board seat, or a small percentage of seats in the case of very large boards. Evaluation will be based on the performance, effectiveness and level of independence of the board of directors. The board's performance and effectiveness will be determined through reference to the company's long-term performance.

                  h. BOARD DIVERSITY (INCLUSIVENESS) - Proponents are pressuring companies to make greater efforts to seek out qualified women and minority candidates for director seats, since women and minorities are poorly represented on corporate boards.

                  Opponents contend that it is the duty of all directors to serve all the corporation's constituents.

                  All situations regarding board diversity will be evaluated on a CASE-BY-CASE basis and will consider the availability of qualified women and minorities.

                  i. SEPARATE CHAIRMAN, CEO POSITIONS - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.

                  Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively uncommon in the U.S.

                                                                      APPENDIX A

                  All situations regarding separate chairman, CEO positions will be evaluated on a CASE-BY-CASE basis, taking into consideration the success of the CEO in implementing a business plan.

                  j. LEAD DIRECTOR - Election of a lead director has become an alternative to the separate chairman, CEO provision. Proponents contend that a lead director will lead the independent directors in evaluating and enhancing the performance of the board. Elected by the independent members of the board, the lead director would be responsible for coordinating the evaluation by the independent directors of the board's performance and the contribution of each board member.

                  Opponents contend companies have traditionally had one leader. With one leader, there is no question with respect to decision making. A lead director may prove cumbersome and factions may develop, thereby not providing the company with quick, efficient decision-making capabilities during crisis periods.

                  All situations regarding lead directors will be evaluated on a CASE-BY-CASE basis.

                  k. MINIMUM DIRECTOR STOCK / FUND OWNERSHIP - Proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.

                  Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate less-than-wealthy candidates who may not be able to meet the minimum investment.

                  All situations regarding minimum fund ownership by a RIC's directors will be evaluated on a CASE-BY-CASE basis. Although all situations regarding minimum stock ownership by corporate directors will also be evaluated on a case-by-case basis, the Funds generally will NOT SUPPORT proposals for minimum stock ownership by corporate directors.

              B.  EXECUTIVE / DIRECTOR COMPENSATION

                  a. INCENTIVE/STOCK OPTION PLANS (ESTABLISH, AMEND, ADD) - Proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.

                  Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily reachable incentive goals may not provide the necessary incentive for management.

                  Generally, if the board is independent and if the company has performed well over the previous 3-5 year period, the Funds will support these plans. However, due to the complexity of incentive/stock option plans, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Among the criteria that might be used:

                  -   Dilution in excess of the company's peer group

                  -   Performance benchmarks

                  -   Overall executive compensation levels

                  -   Reasonableness test

                  -   Participation

                  -   Exercise and payment terms

                  -   Repricing/replacing underwater options

                                                                      APPENDIX A

                  b. DISCOUNTED STOCK OPTIONS - Discounted stock options are options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit.

                  Opponents criticize "in-the-money" options, as they do not give management much incentive to increase share value, while the purpose of granting stock options should be to align executives' interests with those of the shareholders.

                  All situations will be viewed individually and independently but the Funds generally will NOT SUPPORT discounted stock option plans.

                  c. EXCHANGE OF UNDERWATER OPTIONS - Options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. Supporters contend options that have no chance of rising above water should be exchanged, as they fail to align management with shareholders. Additionally, the slump in the market price may be attributable to an industrywide or marketwide slump, rather than poor management.

                  Opponents contend that other shareholders have no such protection from falling stock prices and executives bear no risk if management is willing to bail them out when the stock price falls. Shareholders generally feel disgruntled, as they are not afforded the same downside risk protection as management.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT the exchange of underwater options, except in extraordinary cases involving market drops unrelated to company-specific performance.

                  d. CAP OR LIMIT EXECUTIVE AND DIRECTOR PAY - Proponents propose to cap or cut pay relative to some benchmark (i.e. multiple of president's salary or average worker). Generally, past poor performance or alleged excesses in pay have led to this proposal.

                  Opponents contend that these proposals would hamper their abilities to attract and retain top-quality executives. Top employees would leave for higher-paying positions with competitors hampering the companies' long-term interests.

                  All situations will be viewed individually and independently but the Funds will generally NOT support capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain executives and align shareholder and management interests.

                  e. DISCLOSURE OF $100,000 EARNERS - Proponents contend that due to the complexity and variety of compensation plans it is extremely difficult to determine how and how much executives are paid. Proxy statement disclosures should allow shareholders to track trends in pay and compare pay packages across companies.

                  Opponents contend providing additional disclosure would provide no new meaningful information to shareholders and would put the companies at a competitive disadvantage.

                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT disclosure of $100,000 earners. Recent SEC changes in disclosure requirements create clear and comprehensible disclosure of executive compensation.

                  f. LINK PAY TO PERFORMANCE - Proponents contend that by linking pay to performance you will align management's interests with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth.

                  Opponents contend that there is no set definition of "pay for performance." Without proper benchmarks that will not be affected by uncontrollable factors, management and shareholder

                                                                      APPENDIX A

interests will not be aligned. Linking pay to performance can also hurt shareholders by encouraging short-term thinking and manipulative recordkeeping.

                  All situations will be viewed individually and independently on a case-by-case basis; however, the Funds will generally SUPPORT proposals to link pay to performance.

                  g. GOLDEN PARACHUTE PROVISIONS - Golden parachutes provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as it aids in the attraction and retention of managers.

                  However, opponents contend the existence of these provisions can discourage takeover attempts as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.

                  Due to the complexity of golden parachutes, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, they are clearly an attempt to raise the cost to a third party of acquiring the company. Generally, if the board is independent and the company has a good performance record, the Funds will support golden parachute provisions. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions.

                  h. EXPENSING STOCK OPTIONS - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.

                  Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.

                  Generally, the Funds will SUPPORT management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules. However, given past abuses relating to stock options, every situation will be reviewed on a CASE-BY-CASE basis.

              C.  RIC CONTRACTS AND POLICIES

                  a. INVESTMENT ADVISORY CONTRACTS - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

                  b. DISTRIBUTION PLANS - All proposals pertaining to a RIC's distribution plan will be reviewed on a CASE-BY-CASE basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the Funds' shareholders.

                                                                      APPENDIX A

                  c. FUNDAMENTAL OBJECTIVES / POLICIES - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.

              D. CONFIDENTIAL VOTING - Proponents contend that confidential voting allows shareholders to make decisions without pressure from opposing sides. Voting is tabulated by a third party before presentation. Arguments are made in the context of a democratic political election where voters cast their ballots in secret.

              Opposition contends that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment and pension funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive.

              All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.

              E. SUPERMAJORITY-VOTING PROVISIONS - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.

         Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.

              All situations regarding supermajority-voting provisions will be reviewed on a CASE-BY-CASE basis.

              F. ANTI-TAKEOVER PROPOSALS - All situations should be viewed individually and independently, but the Funds' policy is generally to SUPPORT poison pills, preemptive rights, fair pricing and dual class voting, especially when the majority of the board is independent. These provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders. These proposals are discussed in further detail below.

                  a. POISON PILLS (SHAREHOLDER RIGHTS PLANS) - Poison pills protect shareholders from coercive and unfair offers. They encourage potential bidders to negotiate directly with the board of directors. Therefore, proponents believe that all shareholders will receive a better/fairer offer.

                  Opposition believes the removal will enhance management's accountability to shareholders. Poison pills may also discourage potential takeover bids, which would potentially reduce shareholder value. Additionally, many poison pills were enacted without a vote by shareholders. Many believe that shareholders should make the decision.

                  It is generally the Funds' policy to support poison pills; however, the following features of the poison pills will be considered:

                  - Does the pill have a sunset clause (i.e. it dissolves at a certain point in the future)?

                                                                      APPENDIX A

                  - Does the pill have a provision to allow shareholders to redeem the pill for certain types of offers?

                  -   Can the board redeem the pill for qualifying offers?

                  - What is the trigger that activates the pill (i.e. what percentage of shares held)?

                  b. PREEMPTIVE RIGHTS - Preemptive rights enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. Opponents of preemptive rights contend that these rights are only used as a takeover defense and that shareholders can maintain their relative position with no difficulty in the open market.

                  c. FAIR PRICING PROVISIONS - Fair pricing provisions require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. These provisions attempt to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. Opponents contend that these provisions can prevent tender offers from being made, thereby entrenching management.

                  d. DUAL CLASS VOTING PROVISIONS - Dual class voting provisions create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company.

              G.  STOCK RELATED PROPOSALS

                  a. INCREASE AUTHORIZED COMMON/PREFERRED STOCK - A request for additional shares of stock were, in the past, considered routine voting items. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.

                      All situations should be viewed individually and independently but the Funds' policy is to SUPPORT increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth.

                  b. BLANK CHECK PREFERRED - The board has the discretion to establish voting, dividend, conversion and other rights for blank check preferred stock without further authorization from shareholders. With no limits, the board is free to shape it in the most attractive manner for the market regardless of the effect on other shareholders. Proponents contend this flexibility is needed to meet varying financial conditions. Additionally, the rights of shareholders are protected because the structure of the blank check is approved by the full board, not just management.

                  Opponents contend that approving this proposal gives the companies too much power. The shares can be used to implement a poison pill or to help block a takeover bid by placing them in friendly hands. Additionally, once authorized, the shareholders have no further power to determine how or when the stock will be allocated.

                  All situations should be viewed individually and independently, but the Funds' policy is to SUPPORT blank check preferred proposals. Blank check preferred stock gives management the flexibility it needs to compete in today's ever-changing market.

                  c. TARGETED SHARE PLACEMENTS - This is the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the

                                                                      APPENDIX A

benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.

                  Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but the holder of the share placement may also have a senior claim or return from company assets.

                  All situations regarding targeted share placements will be reviewed on a CASE-BY-CASE basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.

              H. MERGERS, ACQUISITIONS, RESTRUCTURINGS - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions, but an offer can be rejected if it is believed that the long-term interests of the shareholders will be best served by the company continuing in its current form.

              All situations regarding mergers, acquisitions, or restructurings will be reviewed on a CASE-BY-CASE basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for Fund shareholders.

              I. OTHER BUSINESS - The Funds will generally SUPPORT management with respect to "Other Business."

         5. OTHER PROPOSALS - All proposals not addressed above will be decided on a CASE-BY-CASE basis. As with non-routine proposals, decisions will be based primarily on management's and the board's responsiveness to enhancing shareholder wealth. In these situations, the Manager will use its judgment in directing the Custodian to vote in the best interest of Fund shareholders and will implement changes to the Policy when appropriate.

INTERNATIONAL FUNDS - PROCEDURES

         1. VOTING - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.

         2. CONFLICTS OF INTEREST - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

              If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.

ALL FUNDS - OTHER PROCEDURES

         1. RECORDKEEPING - Records of all votes will be maintained by a) the Custodian for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes against management will be maintained by the Manager. Such documentation will include the

                                                                      APPENDIX A

recommendations of the Subadvisers along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.

         2. DISCLOSURE - The Manager, in conjunction with the Custodian and the International Subadvisers, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

         3. BOARD OVERSIGHT - On at least an annual basis, the Manager will present the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                            AMERICAN AADVANTAGE FUNDS

                            PART C. OTHER INFORMATION

Item 23.              Exhibits

       (a)(i)         Declaration of Trust - (iv)

          (ii)        Amendment to Declaration of Trust, dated March 10, 1987 -
                      (xviii)

       (b)            Bylaws - (iv)

       (c)            Voting trust agreement -- none

       (d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987 - *

          (i)(B) Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

          (i)(C) Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

          (i)(D) Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

          (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

          (i)(F) Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

          (i)(G) Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

          (i)(H) Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

          (i)(I) Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

          (i)(J) Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

          (i)(K) Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

          (i)(L) Supplement to Fund Management Agreement, dated October 17, 2001 - (xv)

          (i)(M) Supplement to Fund Management Agreement, dated May 28, 2002 - (xvii)

          (i)(N) Supplement to Fund Management Agreement, dated May 13, 2003 - (xxi)

          (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 - (iv)

          (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

          (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management - (vii)

          (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 - (x)

          (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 - (x)

          (ii)(F) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

          (ii)(G) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 - (x)

          (ii)(H) Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC, dated December 29, 2000 - (xi)

          (ii)(I) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 - (xi)

          (ii)(J) Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 - (xv)

          (ii)(K) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 - (xv)

          (ii)(L) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2001 - (xviii)

          (ii)(M) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 - (xvi)

          (ii)(N) Securities Lending Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, LLC, dated October 31, 2001
                      - (xxi)

          (ii)(O) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 1, 2003 - (xviii)

          (ii)(P) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 - (xviii)

          (ii)(Q) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated January 1, 2003 - (xviii)

          (ii)(R) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated January 1, 2003 - (xviii)

          (ii)(S) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated January 1, 2003 - (xviii)

          (ii)(T) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated January 1, 2003 - (xviii)

          (ii)(U) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Investment Management Inc., dated January 1, 2003 - (xviii)

          (ii)(V) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC, dated January 1, 2003 - (xviii)

          (ii)(W) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated January 1, 2003 - (xviii)

          (ii)(X) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated January 1, 2003 - (xviii)

          (ii)(Y) Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset Management, Inc., dated June 30, 2003 - (xxi)

          (ii)(Z) Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management, dated January 13, 2003 - (xxi)

          (ii)(AA) Assumption Agreement between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P., dated March 28, 2003
                      - (xxi)

          (iii)(A) Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 - (xvi)

          (iii)(B) Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated May 13, 2003 - (xxi)

          (iv)(A)     Administrative Services Plan for the Platinum Class - (iv)

          (iv)(B)     Administrative Services Plan for the Cash Management Class
                      - (xvi)

          (iv)(C) Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 - (xvii)

          (v)(A) Administrative Agreement for Small Cap Index Fund and International Equity Index Fund, dated July 31, 2000 -
                      (ix)

          (v)(B) Administrative Agreement for S&P 500 Index Fund with SSgA Funds Management, Inc., dated May 1, 2001 - (xvi)

       (e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)

          (ii) Amendment to the Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and SWS Financial Services, Inc., dated July 24, 2002 - (xvii)

       (f)            Bonus, profit sharing or pension plans - none

       (g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (v)

          (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

          (iii) Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 - (xviii)

          (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

          (v) Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 - (xviii)

          (vi) Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xxi)

       (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

          (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

          (iii) Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (xviii)

          (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

          (v) Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002
                      - (xviii)

          (vi) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (v)

          (vii) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

          (viii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 - (xii)

          (ix) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

          (x) Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

          (xi) Amendment to Credit Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index Funds, dated July 31, 2000 - (ix)

          (xii) Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 - (xi)

          (xiii) Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - (xvii)

          (xiv) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (vii)

          (xv) Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001 - (xvi)

          (xvi) Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 - (xx)

          (xvii) Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xxi)

          (xviii) Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xxi)

       (i)            Opinion and consent of counsel - to be filed

       (j)            Consent of Independent Auditors - none

       (k)            Financial statements omitted from prospectus - none

       (l)            Letter of investment intent - (iv)

       (m)(i) Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes - (iv)

          (ii)        Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

          (iii)       Plan pursuant to Rule 12b-1 for the Service Class - (xx)

       (n)(i)        Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

          (ii) Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - (xvi)

          (iii) Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 - (xxi)

       (p)(i) Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and AMR Investment Services Trust - (ix)

          (ii)        Code of Ethics of AMR Investments - (xiii)

          (iii)       Code of Ethics of State Street Master Funds - (ix)

          (iv)        Code of Ethics of Merrill Lynch's Asset Management Group -
                      (ix)

          (v)         Code of Ethics of Brandywine Asset Management, Inc. - (ix)

          (vi)        Code of Ethics of The Boston Company Asset Management, LLC
                      - (ix)

          (vii)       Code of Ethics of Barrow, Hanley, Mewhinney & Strauss,
                      Inc. - (ix)

          (viii)      Revised Code of Ethics of Lazard Asset Management LLC -
                      (xx)

          (ix)        Code of Ethics of Hotchkis and Wiley Capital Management,
                      LLC - (xv)

          (x) Revised Code of Ethics of Causeway Capital Management LLC, dated January 25, 2002 - (xvi)

          (xi) Amended and Restated Code of Ethics of Independence Investment LLC, dated April 2, 2001 - (xvi)

          (xii) Revised Code of Ethics of J.P. Morgan Investment Management Inc., dated October 6, 2001 - (xvi)

          (xiii) Revised Code of Ethics of Goldman Sachs Asset Management, L.P., dated April 23, 2003 - (xxi)

          (xiv) Revised Code of Ethics of Metropolitan West Capital Management, LLC, dated July 26, 2002 - (xvii)

          (xv) Amendments to the Code of Ethics of The Boston Company Asset Management, LLC, dated February 25, 2002 - (xvii)

          (xvi) Revised Code of Ethics of Morgan Stanley Investment Management, dated August 16, 2002 - (xvii)

          (xvii) Revised Code of Ethics of MW Post Advisory Group, dated September 18, 2002 - (xvii)

          (xviii) Revised Code of Ethics of Franklin Templeton Investments, dated December 3, 2002 - (xviii)

          (xix) Code of Ethics of Calamos Asset Management, Inc., dated March 19, 2003 - (xxi)

       Other:         Powers of Attorney for Trustees (Alan D. Feld, Stephen D.
                      O'Sullivan, and Kneeland Youngblood) - (ii)

                      Powers of Attorney for Trustees (R. Gerald Turner) - (xiv)

                      Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                      Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

                      Powers of Attorney for President of the State Street Equity 500 Index Portfolio - (viii)

---------------------------
* Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 20, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xvi) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xviii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xix) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 26, 2003.

(xx) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

(xxi) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003.

Item 24.             Persons Controlled by or under Common Control with
                     Registrant

                     None.

Item 25.             Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No indemnification shall be provided hereunder to a Covered
Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.    I.       Business and Other Connections of Investment Manager


         AMR Investment Services, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC and is incorporated by reference herein.

             II.     Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Trust.

         AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

         Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

         Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.

         Calamos Asset Management, Inc., 1111 E. Warrenville Road, Naperville, Illinois 60563.

         Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

         Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005.

         Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

         J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

         Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

         Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.

         Metropolitan West Securities, LLC, 11440 San Vicente Boulevard, 3rd Floor, Los Angeles, California 90049.

         Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

         Post Advisory Group, LLC, 11755 Wilshire Blvd., Suite 1400, Los Angeles, California 90025.

         Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

         The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston, Massachusetts 02108.

         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.             Principal Underwriter

         (a) SWS Financial Services, Inc., 1201 Elm Street, Suite 3500, Dallas, TX 75270 is the principal underwriter for the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

         (b) The directors and officers of the Trust's principal underwriter are:

                            Positions & Offices               Position
      Name                   with Underwriter             with Registrant
      ----                  -------------------           ---------------
Daniel Leland             Chief Executive Officer         None
Robert Gioia              President                       None
Stacy Hodges              Chief Financial Officer         None
Allen Tubb                Secretary                       None
Kenneth Shade             Vice President                  None
Laura Holt                Vice President                  None

         The address of the above named directors and officers is 1201 Elm Street, Suite 3500, Dallas, TX 75270.

Item 28.             Location of Accounts and Records

         The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust's custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) the Trust's transfer agent at National Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) the Trust's investment advisers at the addresses listed in Item 26 Part II above.

Item 29.             Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30.             Undertakings

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on December 12, 2003.

                            AMERICAN AADVANTAGE FUNDS

                            By: /s/ William F. Quinn
                                -----------------------------
                                    William F. Quinn
                                    President

Attest:

/s/ Barry Y. Greenberg
--------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 47 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                   Title                  Date
        ---------                   -----                  ----
/s/ William F. Quinn            President and       December 12, 2003
--------------------------      Trustee
William F. Quinn

Alan D. Feld*                   Trustee             December 12, 2003
--------------------------
Alan D. Feld

Stephen D. O'Sullivan*          Trustee             December 12, 2003
--------------------------
Stephen D. O'Sullivan

R. Gerald Turner*               Trustee             December 12, 2003
--------------------------
R. Gerald Turner

Kneeland Youngblood*            Trustee             December 12, 2003
--------------------------
Kneeland Youngblood

*By      /s/ William F. Quinn
         -----------------------------------
         William F. Quinn, Attorney-In-Fact

                                INDEX TO EXHIBITS

Exhibit                                                                             Page
Number            Description                                                       ----
(a)(i)            Declaration of Trust - (iv)

   (ii)           Amendment to Declaration of Trust, dated March 10, 1987 -
                  (xviii)

(b)               Bylaws - (iv)

(c)               Voting trust agreement -- none

(d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987 - *

   (i)(B)         Supplement to Fund Management Agreement, dated August 1, 1994
                  - (iv)

   (i)(C)         Supplement to Fund Management Agreement, dated August 1, 1995
                  - (iv)

   (i)(D)         Supplement to Fund Management Agreement, dated November 1,
                  1995-(vii)

   (i)(E)         Amendment to Schedule A of Fund Management Agreement, dated
                  December 1, 1995 - (i)

   (i)(F)         Supplement to Fund Management Agreement, dated December 17,
                  1996 - (ii)

   (i)(G)         Supplement to Fund Management Agreement, dated July 25, 1997 -
                  (iii)

   (i)(H)         Supplement to Fund Management Agreement, dated September 1,
                  1998 - (vi)

   (i)(I)         Supplement to Fund Management Agreement, dated January 1, 1999
                  - (vii)

   (i)(J) Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

   (i)(K)         Supplement to Fund Management Agreement, dated November 16,
                  2000 - (xi)

   (i)(L)         Supplement to Fund Management Agreement, dated October 17,
                  2001 - (xv)

   (i)(M)         Supplement to Fund Management Agreement, dated May 28, 2002 -
                  (xvii)

   (i)(N)         Supplement to Fund Management Agreement, dated May 13, 2003 -
                  (xxi)

   (ii)(A)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Templeton Investment Counsel, Inc., dated November 1,
                  1995 - (iv)

   (ii)(B)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated
                  November 1, 1995 - (iv)

   (ii)(C)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Lazard Asset Management - (vii)

   (ii)(D)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Goldman, Sachs & Company, Inc., dated July 31, 2000 -
                  (x)

   (ii)(E)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and J.P. Morgan Investment Management Inc., dated July
                  31, 2000 - (x)

   (ii)(F)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Morgan Stanley Dean Witter Investment Management
                  Inc., dated July 31, 2000 - (x)

   (ii)(G)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and The Boston Company Asset Management, LLC, dated July
                  31, 2000 - (x)

   (ii)(H)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and MW Post Advisory Group, LLC, dated December 29, 2000
                  - (xi)

   (ii)(I)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Metropolitan West Capital Management, LLC, dated
                  November 30, 2000 - (xi)

   (ii)(J)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Causeway Capital Management LLC, dated August 31,
                  2001 - (xv)

   (ii)(K)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Hotchkis and Wiley Capital Management, LLC, dated
                  October 9, 2001 - (xv)

   (ii)(L)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and Templeton Investment Counsel,
                  LLC, dated January 1, 2001 - (xviii)

   (ii)(M)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Brandywine Asset Management, LLC, dated October 12,
                  2001 - (xvi)

   (ii)(N)        Securities Lending Management Agreement between American
                  AAdvantage Funds, on behalf of High Yield Bond Fund, and
                  Metropolitan West Securities, LLC, dated October 31, 2001 -
                  (xxi)

   (ii)(O)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and Lazard Asset Management, dated
                  January 1, 2003 - (xviii)

   (ii)(P)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and Barrow, Hanley, Mewhinney &
                  Strauss, Inc., dated January 1, 2003 - (xviii)

   (ii)(Q)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and Brandywine Asset Management,
                  LLC, dated January 1, 2003 - (xviii)

   (ii)(R)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and Goldman, Sachs & Company, Inc., dated January 1, 2003 - (xviii)

   (ii)(S)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and J.P. Morgan Investment
                  Management Inc., dated January 1, 2003 - (xviii)

   (ii)(T)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and Metropolitan West Capital
                  Management, LLC, dated January 1, 2003 - (xviii)

   (ii)(U)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and Morgan Stanley Investment
                  Management Inc., dated January 1, 2003 - (xviii)

   (ii)(V)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and MW Post Advisory Group, LLC, dated January 1, 2003 - (xviii)

   (ii)(W)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and The Boston Company Asset
                  Management, LLC, dated January 1, 2003 - (xviii)

   (ii)(X)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and Templeton Investment Counsel,
                  LLC, dated January 1, 2003 - (xviii)

   (ii)(Y)        Investment Advisory Agreement between AMR Investment Services,
                  Inc. and Calamos Asset Management, Inc., dated Jun 30. 2003 -
                  (xxi)

   (ii)(Z)        Amendment to Investment Advisory Agreement between AMR
                  Investment Services, Inc. and Lazard Asset Management, dated
                  January 13, 2003 - (xxi)

   (ii)(AA)       Assumption Agreement between Goldman, Sachs & Co. and Goldman
                  Sachs Asset Management, L.P., dated March 28, 2003 - (xxi)

   (iii)(A) Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services,
                  Inc., dated March 1, 2002 - (xvi)

   (iii)(B)       Amendment to Schedule A of the Administrative Services
                  Agreement between the American AAdvantage Funds and AMR
                  Investment Services, Inc., dated May 13, 2003 - (xxi)

   (iv)(A)        Administrative Services Plan for the Platinum Class - (iv)

   (iv)(B)        Administrative Services Plan for the Cash Management Class -
                  (xvi)

   (iv)(C)        Supplement to Administrative Services Plan for the Platinum
                  Class, dated September 27, 2002 - (xvii)

   (v)(A)         Administrative Agreement for Small Cap Index Fund and
                  International Equity Index Fund, dated July 31, 2000 - (ix)

   (v)(B)         Administrative Agreement for S&P 500 Index Fund with SSgA
                  Funds Management, Inc., dated May 1, 2001 - (xvi)

(e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select
                  Funds and SWS Financial Services, Inc., dated December 31,
                  1999 - (viii)

   (ii)           Amendment to the Distribution Agreement among the American
                  AAdvantage Funds, the American AAdvantage Mileage Funds, the

                  American AAdvantage Select Funds and SWS Financial Services,
                  Inc., dated July 24, 2002 - (xvii)

(f)               Bonus, profit sharing or pension plans - none

(g)(i)            Custodian Agreement between the American AAdvantage Funds and
                  State Street Bank and Trust Company, dated December 1, 1997 -
                  (v)

   (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

   (iii)          Amendment to Custodian Agreement to add Large Cap Growth,
                  Emerging Markets, Small Cap Index and International Equity
                  Index series of the American AAdvantage Funds, dated July 31,
                  2000 - (xviii)

   (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

   (v)            Amendment to Custodian Agreement to reflect amendments to Rule
                  17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June
                  1, 2001 - (xviii)

   (vi) Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xxi)

(h)(i)            Transfer Agency and Service Agreement between the American
                  AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

   (ii)           Amendment to Transfer Agency Agreement to add Small Cap Value
                  Fund, dated January 1, 1999 - (ix)

   (iii)          Amendment to Transfer Agency Agreement to add four new
                  AAdvantage Funds, dated July 31, 2000 - (xviii)

   (iv)           Amendment to Transfer Agency Agreement to add High Yield Bond
                  Fund, dated December 29, 2000 - (xi)

   (v) Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (xviii)

   (vi)           Securities Lending Authorization Agreement between American
                  AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (v)

   (vii)          Amendment to Securities Lending Authorization Agreement to add
                  Large Cap Growth Fund and Emerging Markets Fund, dated July
                  31, 2000 - (xi)

   (viii)         Amendment to Securities Lending Authorization Agreement to add
                  Small Cap Value Fund, dated January 1, 1999 - (xii)

   (ix)           Service Plan Agreement for the American AAdvantage Funds
                  PlanAhead Class, dated August 1, 1994 - (iv)

   (x)            Credit Agreement between AMR Investment Services Trust,
                  American AAdvantage Funds, American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 -
                  (vii)

   (xi)           Amendment to Credit Agreement to add Large Cap Growth,
                  Emerging Markets, Small Cap Index and International Equity
                  Index Funds, dated July 31, 2000 - (ix)

   (xii) Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 - (xi)

   (xiii) Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - (xvii)

   (xiv)          Administrative Services Agreement among American AAdvantage
                  Funds, American AAdvantage Mileage Funds, AMR Investment
                  Services Trust, AMR Investment Services, Inc. and State Street
                  Bank and Trust Company, dated November 29, 1999 - (vii)

   (xv)           Purchase Agreement between American AAdvantage Funds and John
                  H. Harland Company, dated December 1, 2001 - (xvi)

   (xvi)          Service Plan Agreement for the American AAdvantage Funds
                  Service Class, dated February 21, 2003 - (xx)

   (xvii)         Amendment to Transfer Agency and Service Agreement to add
                  Enhanced Income Fund, dated July 1, 2003 - (xxi)

   (xviii) Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 - (xxi)

(i)               Opinion and consent of counsel - to be filed

(j)               Consent of Independent Auditors - none

(k)               Financial statements omitted from prospectus - none

(l)               Letter of investment intent - (iv)

(m)(i)            Plan pursuant to Rule 12b-1 for the Institutional, Cash
                  Management, PlanAhead and AMR Classes - (iv)

   (ii)           Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

   (iii)          Plan pursuant to Rule 12b-1 for the Service Class - (xx)

(n)(i)            Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

   (ii)           Amended and Restated Plan pursuant to Rule 18f-3, dated
                  December 1, 2001 - (xvi)

   (iii)          Amended and Restated Plan pursuant to Rule 18f-3, dated May 1,
                  2003 - (xxi)

(p)(i)            Codes of Ethics of Registrant, American AAdvantage Mileage
                  Funds, American Select Funds and AMR Investment Services Trust
                  - (ix)

   (ii)           Code of Ethics of AMR Investments - (xiii)

   (iii)          Code of Ethics of State Street Master Funds - (ix)

   (iv)           Code of Ethics of Merrill Lynch's Asset Management Group -
                  (ix)

   (v)            Code of Ethics of Brandywine Asset Management, Inc. - (ix)

   (vi)           Code of Ethics of The Boston Company Asset Management, LLC -
                  (ix)

   (vii)          Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. -
                  (ix)

   (viii)         Revised Code of Ethics of Lazard Asset Management LLC - (xx)

   (ix)           Code of Ethics of Hotchkis and Wiley Capital Management, LLC -
                  (xv)

   (x) Revised Code of Ethics of Causeway Capital Management LLC, dated January 25, 2002 - (xvi)

   (xi)           Amended and Restated Code of Ethics of Independence Investment
                  LLC, dated April 2, 2001 - (xvi)

   (xii)          Revised Code of Ethics of J.P. Morgan Investment Management
                  Inc., dated October 6, 2001 - (xvi)

   (xiii)         Revised Code of Ethics of Goldman Sachs Asset Management,
                  L.P., dated April 23, 2003 - (xxi)

   (xiv)          Revised Code of Ethics of Metropolitan West Capital
                  Management, LLC, dated July 26, 2002 - (xvii)

   (xv)           Amendments to the Code of Ethics of The Boston Company Asset
                  Management, LLC, dated February 25, 2002 - (xvii)

   (xvi)          Revised Code of Ethics of Morgan Stanley Investment
                  Management, dated August 16, 2002 - (xvii)

   (xvii)         Revised Code of Ethics of MW Post Advisory Group, dated
                  September 18, 2002 - (xvii)

   (xviii) Revised Code of Ethics of Franklin Templeton Investments, dated December 3, 2002 - (xviii)

   (xix)          Code of Ethics of Calamos Asset Management, Inc., dated March
                  19, 2003 - (xxi)

Other:            Powers of Attorney for Trustees (Alan D. Feld, Stephen D.
                  O'Sullivan, and Kneeland Youngblood) - (ii)

                  Powers of Attorney for Trustees (R. Gerald Turner) - (xiv)

                  Powers of Attorney for Trustees of the Quantitative Master
                  Series Trust - (xii)

                  Powers of Attorney for Trustees of the State Street Equity 500
                  Index Portfolio - (viii)

                  Powers of Attorney for President of the State Street Equity
                  500 Index Portfolio - (viii)

----------------------

* Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 20, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xvi) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xviii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xix) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 26, 2003.

(xx) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

(xxi) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 2003.